FINANCIAL INSTRUMENTS AND RISKS (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of consolidated financial instruments

Financial instrument items	Note	2025	2024
Assets
Amortized cost
Cash and cash equivalents	21.1	18,638.2	28,595.7
Trade receivables excluding prepaid expenses		8,987.3	8,140.2
Investment securities	21.2	137.6	256.0
Subtotal		27,763.1	36,991.9
Fair value through profit or loss
Investment securities	21.2	1,667.4	1,170.5
Derivatives hedges	28	778.1	1,218.6
Subtotal		2,445.5	2,389.1
Total assets		30,208.6	39,381.0

Liabilities
Amortized cost
Trade payables	26	24,055.8	25,551.2
Interest-bearing loans and borrowing	23	3,386.9	3,452.7
Other liabilities		3,473.8	3,044.3
Subtotal		30,916.5	32,048.2
Fair value through profit or loss
Obligations related to the acquisition of a non-controlling interest (i)		1,154.2	1,184.2
Derivatives hedges	28	925.4	211.4
Other liabilities		-	300.5
Subtotal		2,079.6	1,696.1
Total liabilities		32,996.1	33,744.3

(i)	Obligations related to the acquisition of a non-controlling interest: the Company recognized a liability related to the acquisition of the remaining non-controlling interest in the operations in the Dominican Republic. This financial instrument is denominated Dominican Pesos and refers to Tranche B. The instrument is recorded by an entity whose functional currency is the Brazilian Real. The Company designated this financial instrument as a hedging instrument for a portion of its net assets located in subsidiaries whose functional currency is the Dominican Peso, so that the hedge result is recognized in the Group’s other comprehensive income, consistent with the results of the hedged items.

Schedule of financial risk management

2025
			Fair Value		Gains/(losses)
Hedge strategy	Risk	Notional	Assets	Liabilities	Financial Results	Operational Result	Equity
					Forward element	Spot element	Hedge accounting effect

Cost		19,317.8	749.1	(889.3)	(1,230.8)	685.1	(480.3)
	Commodities	5,280.6	620.8	(108.7)	(80.6)	(19.6)	650.0
	US Dollars	14,037.2	128.3	(780.6)	(1,150.2)	704.7	(1,130.3)

Imports of fixed assets		118.0	0.1	(11.4)	(3.4)	0.6	(8.0)
	US Dollars	118.0	0.1	(11.4)	(3.4)	0.6	(8.0)

Expenses		92.3	0.4	(8.1)	(2.9)	3.3	4.9
	US Dollars	92.3	0.4	(8.1)	(2.9)	3.3	4.9

Financial assets		-	28.5	(16.6)	(4.4)	-	-
	US Dollars	-	28.5	(16.6)	(4.4)	-	-
At December 31, 2025		19,528.1	778.1	(925.4)	(1,241.5)	689.0	(483.4)

	2024
			Fair Value		Gains/(Losses)
Hedge strategy	Risk	Notional	Assets	Liabilities	Financial Results	Operational Result	Equity
					Forward element	Spot element	Hedge accounting effect

Cost		16,309.2	1,202.3	(211.3)	(990.9)	952.6	1,535.5
	Commodities	5,027.0	127.9	(204.1)	(619.7)	167.4	346.9
	US Dollars	11,282.2	1,074.4	(6.8)	(373.9)	784.1	1,188.3
	Euros	-	-	-	(0.2)	0.7	0.5
	Mexican Pesos	-	-	(0.4)	2.9	0.4	(0.2)

Imports of fixed assets		207.9	10.1	(0.1)	(5.5)	11.5	20.6
	US Dollars	207.9	10.1	(0.1)	(5.5)	11.5	20.6

Expenses		57.5	3.5	-	(1.7)	3.1	5.8
	US Dollars	57.5	3.5	-	(1.7)	3.1	5.8

Financial assets		-	2.7	-	(91.4)	-	-
	US Dollars	-	2.7	-	(91.4)	-	-
At December 31, 2024		16,574.6	1,218.6	(211.4)	(1,089.5)	967.2	1,561.9

Schedule of notional and fair value amounts per instrument and maturity

		Notional Value
Hedge strategy	Risk	2026	2027	>2026	2028	>2028	Total

Cost		18,733.6	584.2	-	-	-	19,317.8
	Commodities	5,196.8	83.8	-	-	-	5,280.6
	US Dollars	13,536.8	500.4	-	-	-	14,037.2

Imports of fixed assets		116.8	1.2	-	-	-	118.0
	US Dollars	116.8	1.2	-	-	-	118.0

Expenses		83.9	8.4	-	-	-	92.3
	US Dollars	83.9	8.4	-	-	-	92.3

		18,934.3	593.8	-	-	-	19,528.1

		Fair Value
Hedge strategy	Risk	2026	2027	>2026	2028	>2028	Total

Costs		(148.8)	8.6	-	-	-	(140.2)
	Commodities	512.0	0.1	-	-	-	512.1
	US Dollars	(660.8)	8.5	-	-	-	(652.3)

Imports of fixed assets		(11.3)	-	-	-	-	(11.3)
	US Dollars	(11.3)	-	-	-	-	(11.3)

Expenses		(7.7)	-	-	-	-	(7.7)
	US Dollars	(7.7)	-	-	-	-	(7.7)

Financial assets		11.9	-	-	-	-	11.9
	US Dollars	11.9	-	-	-	-	11.9
		(155.9)	8.6	-	-	-	(147.3)

Schedule of fair value measurement

	2025				2024
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Investment securities	1,667.4	-	-	1,667.4	1,170.5	-	-	1,170.5
Derivatives assets at fair value through profit and loss	7.9	20.7	-	28.6	2.7	-	-	2.7
Derivatives – operational hedges	164.3	585.2	-	749.5	21.3	1,194.6	-	1,215.9
	1,839.6	605.9	-	2,445.5	1,194.5	1,194.6	-	2,389.1
Financial liabilities
Obligations related to the acquisition of a non-controlling interest	-	-	1,154.2	1,154.2	-	-	1,184.2	1,184.2
Other liabilities	-	-	-	-	-	-	300.5	300.5
Derivatives liabilities at fair value through profit and loss	-	16.6	-	16.6	-	-	-	-
Derivatives – operational hedges	98.0	810.8	-	908.8	52.2	159.2	-	211.4
	98.0	827.4	1,154.2	2,079.6	52.2	159.2	1,484.7	1,696.1

Schedule of reconciliation of changes in the assets

1	Financial liabilities at December 31, 2024 (1+2+3)	1,484.7
2	Settlement of contingent consideration	(285.4)
3	Total gains and losses during the period	(45.1)
4	Losses/(gains) recognized in net income (4+5)	127.6
5	Losses/(gains) recognized in equity	(172.7)
	Financial liabilities at December 31, 2025 (1+2+3)	1,154.2

Schedule of detailed information about hedging instruments

	2025		2024
	Risk		Risk
	Interest rate	Amount in Brazilian Real	Interest rate	Amount in Brazilian Real
Brazilian Reais	7.6%	260.9	7.8%	254.3
Post - fixed interest rate		260.9		254.3

Brazilian Reais	11.1%	2,172.9	10.2%	2,245.0
Other	15.1%	628.5	13.0%	510.2
US Dollars	2.4%	9.8	8.0%	3.8
Canadian Dollars	5.5%	314.8	5.8%	439.4
Pre-fixed interest rate		3,126.0		3,198.4

Schedule of types of market risk

Transaction	Risk	Fair value	Probable scenario	Adverse scenario	Remote scenario

Commodities hedges	Increases in commodities price	512.0	556.5	1,832.2	3,152.3
Input purchases		(512.0)	(556.7)	(1,843.6)	(3,175.3)
Foreign exchange hedges	Foreign currency Increases	(652.2)	(515.5)	2,857.1	6,366.4
Input purchases		652.2	514.0	(3,310.6)	(7,273.3)
Cost effects		-	(1.7)	(464.9)	(929.9)

Foreign exchange hedges	Foreign currency Increases	(11.3)	(10.9)	18.2	47.7
Capex purchases		11.3	10.9	(30.9)	(73.1)
Fixed asset effects		-	-	(12.7)	(25.4)

Foreign exchange hedges	Foreign currency Increases	(7.7)	(7.3)	15.4	38.5
Expenses		7.7	7.3	(30.6)	(68.8)
Results of expense effects		-	-	(15.2)	(30.3)
		-	(1.7)	(492.8)	(985.6)

Schedule of liquidity risk and payables

	2025
	Carrying amount	Contractual cash flow	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years
Trade and other payables (i)	38,793.5	40,658.0	37,499.9	85.5	40.7	1,169.4	1,862.5
Secured bank loans	99.7	126.9	27.9	25.2	23.4	50.4	-
Other secured loans	311.6	405.2	146.2	131.5	65.3	8.3	53.9
Lease liabilities	2,975.6	3,837.7	1,229.4	946.0	688.2	441.7	532.4
	42,180.4	45,027.8	38,903.4	1,188.2	817.6	1,669.8	2,448.8

	2024
	Carrying amount	Contractual cash flow	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years
Trade and other payables (i)	41,771.7	43,322.1	40,229.7	101.2	(30.3)	1,200.8	1,820.7
Secured bank loans	115.4	155.0	29.0	25.2	25.2	50.4	25.2
Other secured loans	372.2	502.1	160.5	147.6	125.8	14.4	53.8
Lease liabilities	2,965.1	3,470.2	1,319.8	1,003.7	569.1	348.0	229.6
	45,224.4	47,449.4	41,739.0	1,277.7	689.8	1,613.6	2,129.3

(i)	Mainly includes amounts related to suppliers, taxes, fees and contributions payables, dividends and interest on equity payable, salaries and related charges obligations related to the acquisition of a non-controlling interest and other liabilities, except for transactions with related parties.

Schedule of net debt of long term

	2025	2024
Debt details
Interest-bearing loans and borrowing current and non-current	3,386.9	3,452.7
(-) Current investment securities	(1,681.7)	(1,242.0)
(-) Cash and cash equivalents	(18,638.2)	(28,595.7)
Net debt/(cash)	(16,933.0)	(26,385.0)